      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 5, 2017.

                                                            FILE NOS. 333-185790
                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 10               [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 10                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on October 6, 2017 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                         VARIABLE ANNUITY ACCOUNT SEVEN



                              PART A -- PROSPECTUS


Incorporated by reference to the Prospectus dated May 1, 2017, as filed under Form N-4, Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-185790 and 811-09003, filed on April 27, 2017, Accession No. 0001193125-17-139853, and
Prospectus supplement filed on May 16, 2017.

Two supplements to the Prospectus are included in Part A of this Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940, File Nos. 333-185790 and 811-09003.


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION


Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-185790 and 811-09003, filed on April 27, 2017, Accession No.
0001193125-17-139853.



                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

       SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2017

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

Effective October 9, 2017, the following Underlying Funds of the SunAmerica Series Trust ("SAST"), Anchor Series Trust ("AST") and Seasons Series Trust ("SST") have been renamed as indicated below.* All references in the prospectus and SAI are to reflect the new name:

Current Underlying Fund Name          New Underlying Fund Name              Managed by:                        Trust
----------------------------------------------------------------------------------------------------------------------

Aggressive Growth*                    SA WellsCap Aggressive Growth         Wells Capital Management           SAST
                                                                            Incorporated

American Funds(R) Asset Allocation    American Funds(R) Asset Allocation    Capital Research and Management    AFIS
                                                                            Company

American Funds(R) Bond                American Funds(R) Bond                Capital Research and Management    AFIS
                                                                            Company

American Funds(R) Capital Income      American Funds(R) Capital Income      Capital Research and Management    AFIS
  Builder                             Builder                               Company

American Funds(R) Global Bond         American Funds(R) Global Bond         Capital Research and Management    AFIS
                                                                            Company

American Funds(R) Global Growth       American Funds(R) Global Growth       Capital Research and Management    AFIS
                                                                            Company

American Funds(R) Global Small        American Funds(R) Global Small        Capital Research and Management    AFIS
  Capitalization                      Capitalization                        Company

American Funds(R) Growth              American Funds(R) Growth              Capital Research and Management    AFIS
                                                                            Company

American Funds(R) Growth-Income       American Funds(R) Growth-Income       Capital Research and Management    AFIS
                                                                            Company

American Funds(R) International       American Funds(R) International       Capital Research and Management    AFIS
                                                                            Company

Asset Allocation *                    SA Edge Asset Allocation              Principal Global Investors, LLC    AST

Balanced *                            SA JPMorgan Balanced                  J.P. Morgan Investment Management  SAST
                                                                            Inc.

Blue Chip Growth *                    SA MFS Blue Chip Growth               Massachusetts Financial Services   SAST
                                                                            Company

Capital Appreciation *                SA Wellington Capital Appreciation    Wellington Management Company      AST
                                                                            LLP

Capital Growth*                       SA Boston Company Capital Growth      The Boston Company Asset           SAST
                                                                            Management, LLC

Corporate Bond*                       SA Federated Corporate Bond           Federated Investment Management    SAST
                                                                            Company

Dogs of Wall Street *                 SA Dogs of Wall Street                SunAmerica Asset Management, LLC   SAST

Emerging Markets *                    SA JPMorgan Emerging Markets          J.P. Morgan Investment Management  SAST
                                                                            Inc.

Equity Opportunities *                SA Oppenheimer Main Street Large      OppenheimerFunds, Inc.             SAST
                                      Cap

Foreign Value *                       SA Franklin Foreign Value             Templeton Investment Counsel, LLC  SAST

Franklin Founding Funds Allocation    Franklin Founding Funds Allocation    Franklin Templeton Services, LLC   FTVIPT
  VIP Fund                            VIP Fund

Franklin Income VIP Fund              Franklin Income VIP Fund              Franklin Advisers, Inc.            FTVIPT

Franklin Mutual Global Discovery VIP  Franklin Mutual Global Discovery VIP  Franklin Advisers, Inc.            FTVIPT
  Fund                                Fund

Current Underlying Fund Name          New Underlying Fund Name             Managed by:                        Trust
--------------------------------------------------------------------------------------------------------------------

Franklin Rising Dividends VIP Fund    Franklin Rising Dividends VIP Fund   Franklin Advisers, Inc.            FTVIPT

Franklin Strategic Income VIP Funds   Franklin Strategic Income VIP Funds  Franklin Advisers, Inc.            FTVIPT

Fundamental Growth *                  SA WellsCap Fundamental Growth       Wells Capital Management           SAST
                                                                           Incorporated

Global Bond *                         SA Goldman Sachs Global Bond         Goldman Sachs Asset Management     SAST
                                                                           International

Global Equities *                     SA JPMorgan Global Equities          J.P. Morgan Investment Management  SAST
                                                                           Inc.

Goldman Sachs VIT Government          Goldman Sachs VIT Government         Goldman Sachs Asset Management,    GST
  Money Market Fund                   Money Market Fund                    L.P.

Government and Quality Bond *         SA Wellington Government and         Wellington Management Company      AST
                                      Quality Bond                         LLP

Growth Opportunities *                SA Invesco Growth Opportunities      Invesco Advisers, Inc.             SAST

Growth *                              SA Wellington Growth                 Wellington Management Company      AST
                                                                           LLP

Growth-Income *                       SA JPMorgan Equity-Income            J.P. Morgan Investment Management  SAST
                                                                           Inc.

High-Yield Bond *                     SA PineBridge High-Yield Bond        PineBridge Investments LLC         SAST

International Diversified Equities *  SA Morgan Stanley International      Morgan Stanley Investment          SAST
                                      Equities                             Management Inc.

International Growth and Income *     SA Putnam International Growth and   Putnam Investment Management,      SAST
                                      Income                               LLC

Invesco V.I. American Franchise Fund  Invesco V.I. American Franchise      Invesco Advisers, Inc.             AVIF
                                      Fund

Invesco V.I. American Value Fund      Invesco V.I. American Value Fund     Invesco Advisers, Inc.             AVIF

Invesco V.I. Comstock Fund            Invesco V.I. Comstock Fund           Invesco Advisers, Inc.             AVIF

Invesco V.I. Equity and Income Fund   Invesco V.I. Equity and Income Fund  Invesco Advisers, Inc.             AVIF

Invesco V.I. Growth and Income Fund   Invesco V.I. Growth and Income Fund  Invesco Advisers, Inc.             AVIF

Lord Abbett Bond Debenture            Lord Abbett Bond Debenture           Lord, Abbett & Co. LLC             LASF

Lord Abbett Developing Growth         Lord Abbett Developing Growth and    Lord, Abbett & Co. LLC             LASF
                                      Income

Lord Abbett Growth and Income         Lord Abbett Growth and Income        Lord, Abbett & Co. LLC             LASF

Lord Abbett Mid Cap Stock             Lord Abbett Mid Cap Stock            Lord, Abbett & Co. LLC             LASF

Lord Abbett Total Return              Lord Abbett Total Return             Lord, Abbett & Co. LLC             LASF

Mid-Cap Growth *                      SA JPMorgan Mid-Cap Growth           J.P. Morgan Investment Management  SAST
                                                                           Inc.

Natural Resources *                   SA Wellington Natural Resources      Wellington Management Company      AST
                                                                           LLP

Real Estate *                         SA Pyramis Real Estate               FIAM LLC                           SAST

Real Return *                         SA Wellington Real Return            Wellington Management Company      SST
                                                                           LLP

SA AB Growth*                         SA AB Growth                         AllianceBernstein L.P.             SAST

SA Janus Focused Growth*              SA Janus Focused Growth              Janus Capital Management, LLC      SAST

SA JPMorgan MFS Core Bond*            SA JPMorgan MFS Core Bond            J.P. Morgan Investment Management  SAST
                                                                           Inc. and Massachusetts Financial
                                                                           Services Company

SA Legg Mason BW Large Cap Value      SA Legg Mason BW Large Cap Value     Brandywine Global Investment       SAST
                                                                           Management, LLC

SA MFS Massachusetts Investors Trust  SA MFS Massachusetts Investors       Massachusetts Financial Services   SAST
                                      Trust                                Company

SA MFS Total Return                   SA MFS Total Return                  Massachusetts Financial Services   SAST
                                                                           Company

SA T. Rowe Price VCP Balanced         SA T. Rowe Price VCP Balanced        T. Rowe Price Associates, Inc.     SAST

Small & Mid Cap Value *               SA AB Small & Mid Cap Value          AllianceBernstein L.P.             SAST

Small Company Value *                 SA Franklin Small Company Value      Franklin Advisory Services, LLC    SAST

Current Underlying Fund Name    New Underlying Fund Name        Managed by:                       Trust
--------------------------------------------------------------------------------------------------------

SunAmerica Dynamic Allocation*  SA VCP Dynamic Allocation       SunAmerica Asset Management,      SAST
                                                                LLC and AllianceBernstein L.P.

Technology *                    SA Columbia Technology          Columbia Management Investment    SAST
                                                                Advisers, LLC

Telecom Utility *               SA MFS Telecom Utility          Massachusetts Financial Services  SAST
                                                                Company

Templeton Global Bond VIP Fund  Templeton Global Bond VIP Fund  Franklin Advisers, Inc.           FTVIPT

Ultra Short Bond *              SA DFA Ultra Short Bond         Dimensional Fund Advisors LP      SAST

VCP Value *                     SA Invesco VCP Equity-Income    Invesco Advisers, Inc.            SAST

Dated: October 9, 2017          Please keep this Supplement with your Prospectus

       SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2017

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

Effective on October 9, 2017 the following Underlying Funds are available to current and new contract owners for direct investment and may be added to the Investment Requirements for Polaris Income Builder Living Benefit as indicated below(*):

Underlying Fund                                  Managed by               Trust   Asset Class
---------------                     ------------------------------------- ----- ----------------
SA Fixed Income Intermediate Index* SunAmerica Asset Management, LLC      SAST  Bond
SA Fixed Income Index*              SunAmerica Asset Management, LLC      SAST  Bond
SA Goldman Sachs Multi-Asset        Goldman Sachs Asset Management, L.P.  SAST  Asset Allocation
  Insights Allocation
SA Index Allocation 60/40           SunAmerica Asset Management, LLC      SAST  Asset Allocation
SA Index Allocation 80/20           SunAmerica Asset Management, LLC      SAST  Asset Allocation
SA Index Allocation 90/10           SunAmerica Asset Management, LLC      SAST  Asset Allocation
SA International Index Portfolio    SunAmerica Asset Management, LLC      SAST  Stock
SA Large Cap Index Portfolio        SunAmerica Asset Management, LLC      SAST  Stock
SA Legg Mason Tactical              QS Investors, LLC                     SAST  Asset Allocation
  Opportunities
SA Mid Cap Index                    SunAmerica Asset Management, LLC      SAST  Stock
SA Small Cap Index                  SunAmerica Asset Management, LLC      SAST  Asset Allocation
SA T. Rowe Price Asset Allocation   T. Rowe Price Associates, Inc.        SAST  Asset Allocation
  Growth
SA VCP Index Allocation*            SunAmerica Asset Management, LLC      SAST  Asset Allocation

The following replaces the table appearing under the "Are there investment requirements if I elect a Living Benefit?" question in the Polaris Income Builder section of the OPTIONAL LIVING BENEFIT section of the prospectus:

You must allocate your assets in accordance with one of two options below:

1   10% Secure Value Account     90% SA VCP Dynamic Allocation
2   10% Secure Value Account     Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:

                                    Goldman Sachs VIT Government Money Market Fund
                                    SA DFA Ultra Short Bond
                                    SA Federated Corporate Bond
                                    SA Fixed Income Index
                                    SA Fixed Income Intermediate Index
                                    SA Goldman Sachs Global Bond
                                    SA Invesco VCP Equity-Income*
                                    SA JPMorgan MFS Core Bond
                                    SA T. Rowe Price VCP Balanced*
                                    SA VCP Dynamic Allocation
                                    SA VCP Index Allocation
                                    SA Wellington Government and Quality Bond
                                    SA Wellington Real Return

                                 * You may invest up to a maximum of 50% in each of these Variable
                                   Portfolios.

The following replaces the table appearing under the "Are there investment requirements if I elect a Living Benefit?" question in the Polaris Income Builder section of APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017 section of the prospectus:

If your contract was purchased between March 10, 2014 and October 8, 2017, and you elected the optional Polaris Income Builder, you must allocate your assets in accordance with the following:

1   10% Secure Value Account     90% SA VCP Dynamic Allocation
2   10% Secure Value Account     Up to 90% in one or more of the following Variable Portfolios, except as otherwise noted:

                                    Goldman Sachs VIT Government Money Market Fund
                                    SA DFA Ultra Short Bond
                                    SA Federated Corporate Bond
                                    SA Fixed Income Index
                                    SA Fixed Income Intermediate Index
                                    SA Goldman Sachs Global Bond
                                    SA Invesco VCP Equity-Income*
                                    SA JPMorgan MFS Core Bond
                                    SA T. Rowe Price VCP Balanced*
                                    SA VCP Dynamic Allocation
                                    SA VCP Index Allocation
                                    SA Wellington Government and Quality Bond
                                    SA Wellington Real Return

                                 * You may invest up to a maximum of 50% in each of these Variable
                                   Portfolios.

If your contract was purchased prior to March 10, 2014 and you elected the Polaris Income Builder living benefit, you must allocate your assets in accordance with one of two options below:

1   Option 1                     45% SA VCP Dynamic Allocation and 45% in the following Sample
    10% Secure Value Account     Portfolio:

                                 - Balanced Toward Growth /1/

                                 or

                                 Invest 45% in the SA VCP Dynamic Allocation Portfolio and 45% in one
                                 of three following allocations*:

                                 * Please see the allocations for the formerly available Polaris
                                   Portfolio Allocator Models in the POLARIS PORTFOLIO ALLOCATOR
                                   PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX.
2   Option 2                     Up to 90% in one or more of the following Variable Portfolios, except
    10% Secure Value Account     as otherwise noted:

                                    Goldman Sachs VIT Government Money Market Fund
                                    SA DFA Ultra Short Bond
                                    SA Federated Corporate Bond
                                    SA Fixed Income Index
                                    SA Fixed Income Intermediate Index
                                    SA Goldman Sachs Global Bond
                                    SA Invesco VCP Equity-Income*
                                    SA JPMorgan MFS Core Bond
                                    SA T. Rowe Price VCP Balanced*
                                    SA VCP Dynamic Allocation
                                    SA VCP Index Allocation
                                    SA Wellington Government and Quality Bond
                                    SA Wellington Real Return

                                 * You may invest up to a maximum of 50% in each of these Variable
                                   Portfolios.

/1/ If your contract was issued between April 30, 2012 and June 24, 2012 and you elected the optional Polaris Income Builder living benefit, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested I the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

Dated: October 9, 2017

               Please keep this Supplement with your Prospectus

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


The following financial statements are incorporated by reference to Form N-4, Post-Effective Amendment 9 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-185790 and 811-09003, filed on April 27, 2017:


      - Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2016.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2016, 2015 and 2014.

(b)  Exhibits



(1)    Resolutions Establishing Separate Account................................................... 3
(2)    Custody Agreements.......................................................................... Not Applicable
(3)    (a)  Distribution Contract.................................................................. 4
       (b)  Selling Agreement...................................................................... 11
(4)    Variable Annuity Contract
       (a)  AGL Variable Annuity Contract (AS-995 (12/10))......................................... 13
       (b)  AGL Variable Annuity Contract (AG-804 (7/13)).......................................... 19
       (c)  AGL Nursing Home Waiver Rider (A-7036-R1).............................................. 13
       (d)  AGL Optional Guaranteed Living Benefit Endorsement (ASE-6248 (9/09))................... 13
       (e)  AGL Return of Purchase Payment Death Benefit Endorsement
            (AGE-8025 (7/13))...................................................................... 19
       (f)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement
            (ASE-6255 (12/10))..................................................................... 14
       (g)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement
            (AGE-8026 (7/13))...................................................................... 19
       (h)  AGL Premium Plus Endorsement (ASE-6245 (12/08))........................................ 13
       (i)  Merger Endorsement (L8204 (7/12))...................................................... 11
       (j)  AGL Extended Legacy Program Guide (EXTLEGJ.11 Rev. 4.15)............................... 22
       (k)  AGL Optional Return of Purchase Payment Death Benefit Endorsement
            (AGE-8025 (12/15))..................................................................... 23
       (l)  AGL Optional Return of Purchase Payment Death Benefit Endorsement
            (AGE-8025 (8/16))...................................................................... 23
       (m)  AGL Optional Maximum Anniversary Value Death Benefit Endorsement
            (AGE-8026 (12/15))..................................................................... 23
       (n)  AGL Optional Maximum Anniversary Value Death Benefit Endorsement
            (AGE-8026 (8/16))...................................................................... 23
       (o)  AGL Optional Guaranteed Living Benefit Endorsement (Income Plus)
            (AGE-6248 (12/15))..................................................................... 23
(5)    Application for Contract
       (a)  AGL Annuity Application (ASA-579 (5/12))............................................... 13
       (b)  AGL Annuity Application (AGA-579E (12/14))............................................. 19
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991................................................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American
            General Life Insurance Company, effective July 13, 1995................................ 2
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005........ 6
(7)    Reinsurance Contract........................................................................ Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement....................................... 10
       (b)  Seasons Series Trust Fund Participation Agreement...................................... 10
       (c)  SunAmerica Series Trust Fund Participation Agreement................................... 10
       (d)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
            Participation Agreement................................................................ 8
       (e)  American Funds Insurance Series Fund Participation Agreement........................... 5





              (i) Amendment to American Funds Insurance Series Fund Participation Agreement.............. 16
         (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement.......... 7
              (i) Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation
                 Agreement............................................................................... 18
         (g)  Lord Abbett Series Fund, Inc. Fund Participation Agreement................................. 5
         (h)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement........................ 20
         (i)  Amendment to Goldman Sachs Variable Insurance Trust Fund Participation Agreement........... 21
         (j)  Letters of Consent to the Assignment of the Fund Participation Agreement................... 11
(9)      Opinion of Counsel and Consent of Depositor..................................................... 12
(10)     Consent......................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23....................................................... Not Applicable
(12)     Initial Capitalization Agreement................................................................ Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors..................... 24
         (b)  Notice of Termination of Support Agreement................................................. 9
         (c)  Amended and Restated Unconditional Capital Maintenance Agreement between
              American International Group, Inc. and American General Life Insurance Company............. 15
         (d)  Specimen Agreement and Plan of Merger...................................................... 11
         (e)  CMA Termination Agreement.................................................................. 17


--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

3 Incorporated by reference to Initial Registration Statement, File Nos.
  333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-002332.

4 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

6 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

7 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
  No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
  Accession No. 0000950134-08-007757.

8 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

9 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-172054 and 811-09003, filed on April 27, 2011, Accession No. 0000950123-11-040080.

10 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

11 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

12 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185790 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-014447.

13 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002952.

14 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment
  No. 2, File Nos. 333-185790 and 811-09003, filed on April 30, 2013,
  Accession No. 0000950123-13-002978.

15 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-004617.

16 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-198223 and 811-03859, filed on November 3, 2014, Accession No. 0000959123-14-010828.

17 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-185790 and 811-09003, filed on April 28, 2015,
  Accession No. 0001193125-15-153093.

18 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  No. 6, File Nos. 333-185790 and 811-09003, filed on October 5, 2015,
  Accession No. 0001193125-15-337549.

19 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File No. 333-185790 and 811-09003, filed on December 28, 2015,
  Accession No. 0001193125-15-414578.

20 Incorporated by reference to Post-Effective Amendment No.7 to Form N-6
  Registration Statement, File No. 333-90787, filed on December 19, 2003, Accession No. 0001193125-03-097054.

21 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568243.

22 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment
  No. 8, File Nos. 333-185790 and 811-09003, filed on April 29, 2016,
  Accession No. 0001193125-16-568551.


23 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment
  No. 9, File Nos. 333-185790 and 811-09003, filed on April 27, 2017,
  Accession No. 0001193125-17-139853.



24 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
  No. 16, File Nos. 333-185762 and 811-03859, filed on October 4, 2017.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(5)                                 Director, Senior Vice President and Chief Investment Officer
Jana W. Greer(1)                                   Director and Chief Executive Officer, Individual Retirement
Elias F. Habayeb(3)                                Director
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life, Disability and Health
Charles S. Shamieh(3)                              Executive Vice President, Head of Legacy Portfolio
Todd P. Solash(1)                                  President, Individual Retirement
Don W. Cummings(3)                                 Senior Vice President and Controller
Kevin K. DePeugh(4)                                Senior Vice President and Chief Information Security Officer
Gabriel A. Lopez(1)                                Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky(1)                                 Senior Vice President, Individual Retirement Products
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(1)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President, Life, Disability and Health Products
Craig A. Anderson                                  Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
Mark A. Peterson                                   Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Michael J. Kirincic (6)                            Vice President and Tax Officer
Josephine B. Lowman                                Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Christina M. Haley(1)                              Vice President, Product Filing
Mary M. Newitt(1)                                  Vice President, Product Filing
Manda Ghaferi(1)                                   Vice President
Michelle D. Campion(5)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(5)                              Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
Richard I. Fisher (5)                              Vice President
Timothy L. Gladura (6)                             Vice President
Erin N. Elliott                                    Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller




NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Michael Plotkin(2)                                 Assistant Tax Officer
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367
(2)   2000 American General Way, Brentwood, TN 37027
(3)   175 Water Street, New York, NY 10038
(4)   50 Danbury Road, Wilton, CT 06897
(5)   777 S. Figueroa Street, Los Angeles, CA 90017
(6)   80 Pine Street, New York, NY 10005


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-17-000017, filed on February 23, 2017. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of September 18, 2017, the number of Polaris Platinum O-Series contracts funded by Variable Annuity Account Seven was 34,659, of which 20,445 were qualified contracts and 14,214 were non-qualified.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:


     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operation Officer,
                               Controller and Treasurer
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities

     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 2nd day of October, 2017.



                                       VARIABLE ANNUITY ACCOUNT SEVEN
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)



                                       BY: /s/  CRAIG A. ANDERSON

                                          -------------------------------------

                                          CRAIG A. ANDERSON

                                          SENIOR VICE PRESIDENT AND LIFE
CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                       TITLE                                DATE
---------------------------------   ----------------------------------------------------   ----------------
*KEVIN T. HOGAN                       Director, Chairman of the Board, Chief Executive     October 2, 2017
------------------------------                     Officer, and President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                 Director, Senior Vice President and Chief Risk      October 2, 2017
------------------------------                             Officer
KATHERINE A. ANDERSON

*THOMAS J. DIEMER                       Director, Executive Vice President and Chief       October 2, 2017
------------------------------                        Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                          Director, Senior Vice President and Chief        October 2, 2017
------------------------------                       Investment Officer
DEBORAH A. GERO

*JANA W. GREER                        Director and Chief Executive Officer, Individual     October 2, 2017
------------------------------                           Retirement
JANA W. GREER

*ELIAS F. HABAYEB                                         Director                         October 2, 2017
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                  Director, Senior Vice President, Chief Actuary and    October 2, 2017
------------------------------                 Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                        Director, Senior Vice President and Chief        October 2, 2017
------------------------------                      Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                      Director and President, Institutional Markets      October 2, 2017
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                     Director, President, Life, Disability and Health     October 2, 2017
------------------------------
RODNEY E. RISHEL

*DON W. CUMMINGS                            Senior Vice President and Controller           October 2, 2017
------------------------------
DON W. CUMMINGS

/s/  CRAIG A. ANDERSON                    Senior Vice President and Life Controller        October 2, 2017
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                    Attorney-in-Fact                     October 2, 2017
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX



 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent